INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Current tax	¥ 1,704,701		¥ 1,560,830	¥ 935,897
Deferred tax	(304,209)		83,476	72,977
Income tax expense	¥ 1,400,492	$ 200,268	¥ 1,644,306	¥ 1,008,874